SEGMENTED INFORMATION	3 Months Ended
Mar. 31, 2013
SEGMENTED INFORMATION
SEGMENTED INFORMATION

12.   SEGMENTED INFORMATION

  Agnico Eagle operates in a single industry, the exploration for and production of gold. The Company's primary operations are in Canada, Mexico and Finland. The Company identifies its reportable segments as those operations whose operating results are reviewed by the Chief Executive Officer and that represent more than 10% of the combined revenue, profit or loss or total assets of all operating segments. The following are the reportable segments of the Company and reflect how the Company manages its business and how it classifies its operations for planning and measuring performance:

Canada:	LaRonde mine, Lapa mine, Goldex mine, Meadowbank mine, Meliadine project and the Regional office
Latin America:	Pinos Altos mine, Creston Mascota deposit at Pinos Altos and the La India project
Europe:	Kittila mine
Exploration:	United States Exploration office, Europe Exploration office, Canada Exploration offices and the Latin America Exploration office

  The accounting policies of the reportable segments are the same as those described in the accounting policies note. There are no transactions between the reportable segments affecting revenue. Production costs for the reportable segments are net of intercompany transactions. Of the $229.3 million of goodwill reflected on the interim unaudited consolidated balance sheets at March 31, 2013, $200.1 million relates to the Meliadine project which is a component of the Canada segment and $29.2 million relates to the La India project which is a component of the Latin America segment.

  Corporate head office assets are included in the Canada segment and specific corporate income and expense items are noted separately below.

Three Months Ended March 31, 2013	Revenues from Mining Operations	Production Costs	Exploration and Corporate Development	Amortization of Property, Plant and Mine Development	Foreign Currency Translation Gain (Loss)	Segment Income (Loss)
Canada	$259,688	$(168,102)	$—	$(51,516)	$1,352	$41,422
Latin America	88,596	(34,769)	—	(9,965)	(17,344)	26,518
Europe	72,138	(27,182)	—	(8,590)	11,120	47,486
Exploration	—	—	(8,571)	—	1,214	(7,357)

	$420,422	$(230,053)	$(8,571)	$(70,071)	$(3,658)	$108,069

Segment income						$108,069
Corporate and other:
Interest and sundry expense						(212)
Impairment loss on available-for-sale securities						(10,995)
Gain on derivative financial instruments						2,982
General and administrative						(37,320)
Interest expense						(13,916)

Income before income and mining taxes						$48,608

Three Months Ended March 31, 2012	Revenues from Mining Operations	Production Costs	Exploration and Corporate Development	Amortization of Property, Plant and Mine Development	Foreign Currency Translation Loss	Segment Income (Loss)
Canada	$293,559	$(153,844)	$(11,713)	$(47,105)	$(8,613)	$72,284
Latin America	104,296	(35,161)	—	(10,053)	(5,744)	53,338
Europe	75,079	(26,030)	—	(7,395)	(1,064)	40,590
Exploration	—	—	(11,395)	—	(96)	(11,491)

	$472,934	$(215,035)	$(23,108)	$(64,553)	$(15,517)	$154,721

Segment income						$154,721
Corporate and other:
Interest and sundry income						269
Gain on derivative financial instruments						895
General and administrative						(33,928)
Interest expense						(14,447)

Income before income and mining taxes						$107,510

	Total Assets as at
	March 31, 2013	December 31, 2012
Canada	$3,234,265	$3,280,158
Latin America	1,113,157	1,069,379
Europe	839,500	846,941
Exploration	63,898	59,641

	$5,250,820	$5,256,119